Related Party Transactions - Dolan Falconer (Details) - USD ($)	Jun. 01, 2023	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions
Fully vested units	248,260
Series C
Related Party Transactions
Fully vested units	248,260
Related party | Dolan Falconer
Related Party Transactions
Deferred compensation		$ 721,987	$ 697,422	$ 840,134
Related party | Dolan Falconer | Series C
Related Party Transactions
Accelerated vesting of remaining unvested membership interests previously approved (in percent)	2.25%
Fully vested units	248,260
Price per unit	$ 0.41
Total value of units	$ 101,787
Dolan Falconer
Related Party Transactions
Deferred compensation and late fees		$ 277,904	$ 214,712